Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of our property and equipment are generally as follows:

Asset	Lives (in years)
Tooling and molds	2
Furniture, fixtures, and warehouse equipment	2 to 7
Computer equipment, software and other	3 to 5
Leasehold improvements	Lesser of useful life or term of lease